Basis of Presentation and General Information (Details Narrative) $ in Thousands	Jun. 30, 2026 USD ($)
Vessel Owning [Member]
Ownership interest	100.00%
Drykon Maritime Corp. [Member]
Ownership interest	60.00%
Equity investment	$ 6,780
Drykon Maritime Corp. [Member] | Chief Executive Officer and Chairman [Member]
Ownership interest	40.00%
Accuship Maritime Ltd [Member]
Ownership interest	60.00%
Equity investment	$ 8,700
Accuship Maritime Ltd [Member] | Chief Executive Officer and Chairman [Member]
Ownership interest	40.00%
Non-Vessel Owning [Member]
Ownership interest	100.00%